Marshall Government Money Market Fund

Supplement to The Institutional Class of Shares (Class I) and The Investors Class of Shares (Class Y) Statement of Additional Information dated December 31, 2003 and Revised February 27, 2004
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The following change is effective March 9, 2004:

In the section entitled "Who Manages the Funds" and sub-section entitled "Board Ownership of Shares in the Fund and in the Marshall Funds Family of Investment Companies as of December 31, 2002", please replace David W. Schulz's ownership information with the following:

Interested             Fund Name           Dollar Range of     Aggregate
Board Member Name                          Shares Owned        Dollar Range of
                                           in Fund***          Shares Owned in
                                                               Marshall Funds
                                                               Family of
                                                               Investment
                                                               Companies

David W. Schulz        Large-Cap G&I       over $100,000       over $100,000
                       Mid-Cap Growth      $50,001-$100,000
                       Small Cap Growth    over $100,000









                                                                   March 9, 2004

Edgewood Services, Inc. (Distributor)

30245 (3/04)
Cusip 572353 67 0